Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital	Shares to be Issued	Warrant Reserve	Option Reserve	Deficit	Total
Equity at beginning of period at Jun. 30, 2014	$ 10,995,282	$ 0	$ 85,772	$ 1,931,969	$ (12,349,926)	$ 663,097
Number of shares outstanding at beginning of period at Jun. 30, 2014	9,191,759
Issue of equity	$ 1,141,100	0	0	0	0	1,141,100
Shares issued for Cash	1,901,833
For exercise of options	$ 531,060	0	0	(274,560)	0	256,500
Shares issued for Exercise of Options	406,250
For exercise of warrants	$ 2,957,245	0	(84,267)	0	0	2,872,978
Shares issued for Exercise of Warrants	2,304,928
Share issuance costs	$ (362,330)	0	67,553	0	0	(294,777)
Increase (decrease) through share-based payment transactions, equity	0	0	0	915,211	0	915,211
Net loss and comprehensive loss for the period	$ 0	0	0	0	(2,200,648)	(2,200,648)
Number of shares outstanding at end of period at Jun. 30, 2015	13,804,770
Equity at end of period at Jun. 30, 2015	$ 15,262,357	0	69,058	2,572,620	(14,550,574)	3,353,461
For exercise of options	$ 48,975	0	0	(29,475)	0	19,500
Shares issued for Exercise of Options	37,500
For exercise of warrants	$ 463,813	0	(29,786)	0	0	434,027
Shares issued for Exercise of Warrants	434,027
Increase (decrease) through share-based payment transactions, equity	$ 0	0	0	630,401	0	630,401
Net loss and comprehensive loss for the period	$ 0	0	0	0	(1,190,414)	(1,190,414)
Number of shares outstanding at end of period at Dec. 31, 2015	14,276,297
Equity at end of period at Dec. 31, 2015	$ 15,775,145	0	39,272	3,173,546	(15,740,988)	3,246,975
For exercise of options	$ 359,863	0	0	(166,863)	0	193,000
Shares issued for Exercise of Options	400,000
For exercise of warrants	$ 184,998	0	(15,998)	0	0	169,000
Shares issued for Exercise of Warrants	325,000
Change of warrants term	$ 0	0	186,500	0	0	186,500
Increase (decrease) through share-based payment transactions, equity	0	0	0	736,422	0	736,422
Net loss and comprehensive loss for the period	$ 0	0	0	0	(2,613,904)	(2,613,904)
Number of shares outstanding at end of period at Dec. 31, 2016	15,001,297
Equity at end of period at Dec. 31, 2016	$ 16,320,006	0	209,774	3,743,105	(18,354,892)	1,917,993
Issue of equity	$ 1,587,799	0	0	0	0	1,587,799
Shares issued for Cash	10,585,326
For exercise of warrants	$ 454,800	0	0	0	0	454,800
Shares issued for Exercise of Warrants	2,274,000
Share issuance costs	$ (22,114)	0	11,614	0	0	(10,500)
Acquisition of HealthTab Inc.	0	973,333	0	0	0	973,333
Increase (decrease) through share-based payment transactions, equity	0	0	0	311,389	0	311,389
Net loss and comprehensive loss for the period	$ 0	0	0	0	(2,736,717)	(2,736,717)
Number of shares outstanding at end of period at Dec. 31, 2017	27,860,623
Equity at end of period at Dec. 31, 2017	$ 18,340,491	$ 973,333	$ 221,388	$ 4,054,494	$ (21,091,609)	$ 2,498,097